LOANS TO JOINT VENTURES (Details textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans to Joint Venture	$ 2,640,000	$ 2,636,000
Unsecured Interest Rate	2.00%	2.00%
Unsecured Loans To Joint Ventures	$ 22,843,000	$ 22,383,000
Loans Repayable Period	10 years	17 years
Allowance for Impairement on Loan Losses	$ 10,667,000
Two ships [Member]
Loans to Joint Venture		$ 11,129,000
Bottom of range [member]
Unsecured Interest Rate	3.14%	1.04%
Top of range [member]
Unsecured Interest Rate	4.34%	1.05%